RETIREMENT BENEFIT PLANS- Schedule of Costs of Retirement Plans (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Pension Benefits
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation, beginning balance	$ 0
Transtar acquisition	9,055
Service costs	712
Interest costs	108
Actuarial (gains) losses	(20)
Benefit paid	(50)
Benefit obligation, ending balance	9,805
Postretirement Benefits
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation, beginning balance	0
Transtar acquisition	28,488
Service costs	864
Interest costs	337
Actuarial (gains) losses	344
Benefit paid	0
Benefit obligation, ending balance	$ 30,033